Quarterly Holdings Report
for
Fidelity® Fundamental Small-Mid Cap ETF
October 31, 2024
SOE-NPRT1-1224
1.9900258.103
Common Stocks - 99.1%
	Shares	Value ($)
CANADA - 3.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Gildan Activewear Inc (United States)	7,721	377,557
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (a)	2,130	87,564
Industrials - 1.0%
Ground Transportation - 1.0%
TFI International Inc (United States)	7,216	965,645
Real Estate - 1.2%
Real Estate Management & Development - 1.2%
Colliers International Group Inc Subordinate Voting Shares (United States)	7,279	1,111,067
Utilities - 0.8%
Gas Utilities - 0.8%
Brookfield Infrastructure Corp Class A (United States)	18,009	739,810
TOTAL CANADA		3,281,643
ISRAEL - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Wix.com Ltd (a)	2,986	499,020
JAPAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Allegro MicroSystems Inc (a)	10,179	212,130
NETHERLANDS - 0.5%
Health Care - 0.5%
Biotechnology - 0.5%
Argenx SE ADR (a)	740	433,862
Merus NV (a)	1,241	61,963

TOTAL NETHERLANDS		495,825
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
First BanCorp/Puerto Rico	13,008	250,794
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	4,996	1,203,886
UNITED KINGDOM - 2.0%
Consumer Staples - 0.4%
Food Products - 0.4%
Nomad Foods Ltd	21,766	381,993
Energy - 1.5%
Energy Equipment & Services - 1.5%
TechnipFMC PLC	54,466	1,453,698
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	21,281	71,717
TOTAL UNITED KINGDOM		1,907,408
UNITED STATES - 90.9%
Communication Services - 0.8%
Media - 0.8%
Nexstar Media Group Inc	4,444	781,788
Consumer Discretionary - 11.6%
Automobile Components - 0.5%
LCI Industries	2,416	268,853
Patrick Industries Inc	1,386	174,608
		443,461
Diversified Consumer Services - 0.6%
Duolingo Inc Class A (a)	1,097	321,388
Laureate Education Inc	13,752	236,259
		557,647
Hotels, Restaurants & Leisure - 1.2%
Brinker International Inc (a)	5,960	612,152
Churchill Downs Inc	3,872	542,467
		1,154,619
Household Durables - 3.4%
Champion Homes Inc (a)	3,151	278,013
Green Brick Partners Inc (a)	3,591	247,814
KB Home	7,234	567,869
SharkNinja Inc	9,939	916,475
Tempur Sealy International Inc	26,126	1,251,697
		3,261,868
Leisure Products - 0.9%
BRP Inc Subordinate Voting Shares (United States)	3,876	190,971
Brunswick Corp/DE	8,776	699,798
		890,769
Specialty Retail - 3.6%
Academy Sports & Outdoors Inc	8,306	422,443
Boot Barn Holdings Inc (a)	5,297	659,741
Dick's Sporting Goods Inc	3,957	774,583
Murphy USA Inc	2,695	1,316,374
Upbound Group Inc	9,360	273,686
		3,446,827
Textiles, Apparel & Luxury Goods - 1.4%
Crocs Inc (a)	7,989	861,374
PVH Corp	4,972	489,543
		1,350,917
Consumer Staples - 4.2%
Consumer Staples Distribution & Retail - 3.7%
BJ's Wholesale Club Holdings Inc (a)	14,320	1,213,334
Performance Food Group Co (a)	14,409	1,170,731
US Foods Holding Corp (a)	18,494	1,140,155
		3,524,220
Food Products - 0.5%
Lamb Weston Holdings Inc	6,057	470,568
TOTAL CONSUMER STAPLES		3,994,788

Energy - 4.8%
Energy Equipment & Services - 2.0%
Cactus Inc Class A	16,374	970,814
Expro Group Holdings NV (a)	7,967	101,579
Liberty Energy Inc Class A	30,265	516,624
Weatherford International PLC	3,902	308,258
		1,897,275
Oil, Gas & Consumable Fuels - 2.8%
Antero Resources Corp (a)	43,118	1,115,894
Cheniere Energy Inc	4,916	940,824
Northern Oil & Gas Inc	15,805	572,931
Sitio Royalties Corp Class A	2,855	63,638
		2,693,287
TOTAL ENERGY		4,590,562

Financials - 16.5%
Banks - 6.0%
BOK Financial Corp	4,349	461,994
Cadence Bank	17,527	585,928
Eastern Bankshares Inc	29,653	484,233
First Citizens BancShares Inc/NC Class A	340	658,699
Independent Bank Group Inc	4,899	285,906
M&T Bank Corp	1,647	320,638
Pinnacle Financial Partners Inc	7,186	757,764
Synovus Financial Corp	19,598	977,352
TriCo Bancshares	1,856	79,307
Webster Financial Corp	11,787	610,567
Wintrust Financial Corp	4,665	540,627
		5,763,015
Capital Markets - 2.9%
Houlihan Lokey Inc Class A	4,350	751,550
Lazard Inc Class A	11,558	612,458
Raymond James Financial Inc	4,054	600,884
Stifel Financial Corp	7,768	804,920
		2,769,812
Consumer Finance - 1.9%
Discover Financial Services	6,231	924,868
FirstCash Holdings Inc	8,367	865,733
		1,790,601
Insurance - 5.7%
American Financial Group Inc/OH	3,578	461,311
Arch Capital Group Ltd	12,553	1,237,224
Assurant Inc	4,423	847,889
First American Financial Corp	11,446	734,261
Old Republic International Corp	26,292	918,380
Primerica Inc	2,070	572,996
Reinsurance Group of America Inc	3,400	717,672
		5,489,733
TOTAL FINANCIALS		15,813,161

Health Care - 9.4%
Biotechnology - 2.6%
AnaptysBio Inc (a)	3,080	66,620
Arcellx Inc (a)	2,249	189,523
Astria Therapeutics Inc (a)	8,325	93,074
Cargo Therapeutics Inc (a)	3,019	58,870
Celldex Therapeutics Inc (a)	3,040	79,222
Cogent Biosciences Inc (a)	10,173	116,888
Crinetics Pharmaceuticals Inc (a)	3,608	201,904
Cytokinetics Inc (a)	3,287	167,637
Day One Biopharmaceuticals Inc (a)	7,990	117,613
Keros Therapeutics Inc (a)	2,227	129,255
Madrigal Pharmaceuticals Inc (a)	722	187,243
MoonLake Immunotherapeutics Class A (a)	1,337	62,064
Neurogene Inc (a)	2,284	100,519
Nurix Therapeutics Inc (a)	4,569	112,306
Nuvalent Inc Class A (a)	1,468	129,903
Perspective Therapeutics Inc (a)	9,520	112,431
Tyra Biosciences Inc (a)	4,666	77,829
Vaxcyte Inc (a)	2,738	291,186
Vericel Corp (a)	2,669	117,543
Viridian Therapeutics Inc (a)	4,966	107,117
		2,518,747
Health Care Equipment & Supplies - 2.1%
Hologic Inc (a)	6,764	547,005
Insulet Corp (a)	1,572	363,965
Masimo Corp (a)	2,802	403,516
PROCEPT BioRobotics Corp (a)	5,389	485,010
TransMedics Group Inc (a)	2,623	215,007
		2,014,503
Health Care Providers & Services - 3.5%
AMN Healthcare Services Inc (a)	6,367	241,564
BrightSpring Health Services Inc (a)	19,622	293,741
Cardinal Health Inc	3,255	353,233
Molina Healthcare Inc (a)	3,097	994,818
Owens & Minor Inc (a)	7,966	101,248
Universal Health Services Inc Class B	6,347	1,296,756
		3,281,360
Life Sciences Tools & Services - 0.8%
ICON PLC (a)	341	75,740
Medpace Holdings Inc (a)	1,650	518,463
Repligen Corp (a)	1,279	171,731
		765,934
Pharmaceuticals - 0.4%
Arvinas Inc (a)	1,839	48,605
Axsome Therapeutics Inc (a)	1,150	102,385
Enliven Therapeutics Inc (a)	4,357	121,342
Prestige Consumer Healthcare Inc (a)	846	62,393
Structure Therapeutics Inc ADR (a)	917	37,734
		372,459
TOTAL HEALTH CARE		8,953,003

Industrials - 22.2%
Building Products - 2.4%
AZEK Co Inc/The Class A (a)	6,248	274,912
AZZ Inc	4,056	308,986
Builders FirstSource Inc (a)	2,358	404,161
Hayward Holdings Inc (a)	32,567	529,539
Tecnoglass Inc	11,640	797,690
		2,315,288
Commercial Services & Supplies - 0.5%
Brink's Co/The	4,721	485,271
Construction & Engineering - 3.7%
AECOM	6,214	663,655
EMCOR Group Inc	4,084	1,821,750
Granite Construction Inc	4,319	363,012
IES Holdings Inc (a)	2,532	553,660
		3,402,077
Electrical Equipment - 3.0%
Acuity Brands Inc	2,896	870,798
Regal Rexnord Corp	5,907	983,752
Vertiv Holdings Co Class A	9,613	1,050,605
		2,905,155
Ground Transportation - 1.0%
ArcBest Corp	2,700	281,286
XPO Inc (a)	5,064	661,004
		942,290
Machinery - 5.5%
Allison Transmission Holdings Inc	7,803	833,829
Crane Co	6,297	990,392
Federal Signal Corp	6,403	522,293
Gates Industrial Corp PLC (a)	18,193	352,034
ITT Inc	7,806	1,093,777
SPX Technologies Inc (a)	6,934	994,960
Terex Corp	7,909	408,974
		5,196,259
Professional Services - 3.1%
CACI International Inc (a)	2,081	1,149,878
Concentrix Corp	2,275	96,710
Genpact Ltd	14,891	568,389
KBR Inc	6,717	450,106
Kforce Inc	2,835	163,835
Maximus Inc	6,360	549,758
		2,978,676
Trading Companies & Distributors - 3.0%
Applied Industrial Technologies Inc	3,830	886,990
Beacon Roofing Supply Inc (a)	6,812	627,181
Core & Main Inc Class A (a)	10,552	467,243
GMS Inc (a)	5,598	503,204
Rush Enterprises Inc Class A	6,604	373,654
		2,858,272
TOTAL INDUSTRIALS		21,083,288

Information Technology - 10.0%
Communications Equipment - 1.0%
Ciena Corp (a)	8,732	554,569
Lumentum Holdings Inc (a)	6,893	440,256
		994,825
Electronic Equipment, Instruments & Components - 4.4%
Advanced Energy Industries Inc	6,133	665,614
Belden Inc	2,634	299,934
Crane NXT Co	6,364	345,374
Flex Ltd (a)	9,027	312,966
Insight Enterprises Inc (a)	6,090	1,065,264
TD SYNNEX Corp	7,692	887,273
Vontier Corp	17,330	642,596
		4,219,021
IT Services - 1.6%
Amdocs Ltd	10,369	909,828
ASGN Inc (a)	6,832	629,227
		1,539,055
Semiconductors & Semiconductor Equipment - 1.5%
Diodes Inc (a)	4,119	240,879
MACOM Technology Solutions Holdings Inc (a)	5,006	562,674
ON Semiconductor Corp (a)	8,389	591,341
		1,394,894
Software - 0.7%
Monday.com Ltd (a)	801	235,390
Tenable Holdings Inc (a)	10,751	425,847
		661,237
Technology Hardware, Storage & Peripherals - 0.8%
Seagate Technology Holdings PLC	7,406	743,340
TOTAL INFORMATION TECHNOLOGY		9,552,372

Materials - 6.2%
Chemicals - 2.0%
Axalta Coating Systems Ltd (a)	11,542	437,673
Cabot Corp	5,200	560,717
Element Solutions Inc	19,634	532,081
Olin Corp	9,033	370,624
		1,901,095
Construction Materials - 1.5%
Eagle Materials Inc	4,900	1,398,754
Containers & Packaging - 1.1%
Graphic Packaging Holding CO	23,190	655,349
International Paper Co	7,411	411,607
		1,066,956
Metals & Mining - 1.0%
ATI Inc (a)	6,500	342,615
Commercial Metals Co	10,594	569,957
Constellium SE (a)	6,179	68,587
		981,159
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp	6,018	595,180
TOTAL MATERIALS		5,943,144

Real Estate - 3.9%
Diversified REITs - 0.5%
Essential Properties Realty Trust Inc	16,015	507,515
Health Care REITs - 1.3%
CareTrust REIT Inc	15,833	517,264
Ventas Inc	11,729	768,132
		1,285,396
Real Estate Management & Development - 2.1%
Compass Inc Class A (a)	64,364	408,711
Cushman & Wakefield PLC (a)	35,985	487,597
Jones Lang LaSalle Inc (a)	3,944	1,068,667
		1,964,975
TOTAL REAL ESTATE		3,757,886

Utilities - 1.3%
Electric Utilities - 0.8%
PG&E Corp	35,996	727,839
Independent Power and Renewable Electricity Producers - 0.5%
AES Corp/The	31,374	517,357
TOTAL UTILITIES		1,245,196

TOTAL UNITED STATES		86,821,296
TOTAL COMMON STOCKS (Cost $80,178,510)		94,672,002

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $80,178,510)	94,672,002
NET OTHER ASSETS (LIABILITIES) - 0.9%	879,376
NET ASSETS - 100.0%	95,551,378

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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